S000094550 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%
Putnam Pennsylvania Tax Exempt Income Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.88%	1.29%	2.29%
Putnam Pennsylvania Tax Exempt Income Fund - Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.88%	1.28%	2.28%
Putnam Pennsylvania Tax Exempt Income Fund - Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.06%	1.63%	2.45%

[1]
Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.